Accounting Policies (Policies)	12 Months Ended
Apr. 30, 2016
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation: The consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, and its majority-owned investments, if any. Intercompany transactions and accounts are eliminated in consolidation.

Use of Estimates
Use of Estimates: The preparation of consolidated financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires that we make certain estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates in these consolidated financial statements include: allowances for doubtful trade receivables, estimates of future cash flows associated with assets, potential asset impairments, useful lives and residual values of long-lived assets used in determining depreciation and amortization, net realizable value of inventories, accruals for trade marketing and merchandising programs, income taxes, and the determination of discount and other assumptions for defined benefit pension and other postretirement benefit expenses. Actual results could differ from these estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents: We consider all short-term, highly-liquid investments with a maturity of three months or less when purchased to be cash equivalents.
Revenue Recognition
Revenue Recognition: We recognize revenue, net of estimated returns and allowances, when all of the following criteria have been met: a valid customer order with a determinable price has been received; title and risk of loss have transferred to the customer; there is no further significant obligation to assist in the resale of the product; and collectibility is reasonably assured.
In connection with the integration of the Big Heart business and to achieve consistency across the majority of our customer base, we modified our standard shipping terms during the fourth quarter of 2016. Our products are shipped with FOB destination terms, with the exception of certain export customers and those customers that elect to pick up. The change to our terms did not have a material impact on the year ended April 30, 2016.
Trade marketing and merchandising programs are classified as a reduction of sales. A provision for estimated returns and allowances is recognized as a reduction of sales at the time revenue is recognized.

Trade Marketing and Merchandising Programs
Trade Marketing and Merchandising Programs: In order to support our products, various promotional activities are conducted through retail trade, distributors, or directly with consumers, including in-store display and product placement programs, feature price discounts, coupons, and other similar activities. We regularly review and revise, when we deem necessary, estimates of costs for these promotional programs based on estimates of what will be redeemed by retail trade, distributors, or consumers. These estimates are made using various techniques, including historical data on performance of similar promotional programs.

Shipping and Handling Costs
Shipping and Handling Costs: Transportation costs included in cost of products sold relate to the costs incurred to ship our products. Distribution costs are included in selling, distribution, and administrative expenses (“SD&A”) and relate to the warehousing costs incurred to store our products.

Advertising Expense	Advertising Expense: Advertising costs are expensed as incurred.
Research and Development Costs
Research and Development Costs: Research and development (“R&D”) costs are expensed as incurred and are included in SD&A in the Statements of Consolidated Income. R&D costs include expenditures for new product and manufacturing process innovation, which are comprised primarily of internal salaries and wages, consulting, and other supplies attributable to time spent on R&D activities. Other costs include the depreciation and maintenance of research facilities.

Share-Based Payments
Share-Based Payments: Share-based compensation expense, excluding stock options, is recognized on a straight-line basis over the requisite service period, which includes a one-year performance period plus the defined forfeiture period, which is typically 4 years of service or the attainment of a defined age and years of service. Compensation expense related to stock options is recognized ratably over the service period for each vesting tranche from the grant date through the end of the requisite service period if it is probable that the performance criteria will be met. The options vest over a period of 1 to 3 years, dependent on continued service of the option holder, as well as the achievement of the performance objectives established on the grant date.
The following table summarizes amounts related to share-based payments.

	Year Ended April 30,
	2016	2015	2014
Share-based compensation expense included in SD&A	$26.3	$22.3	$22.1
Share-based compensation expense included in other special project costs	8.3	1.2	0.8
Total share-based compensation expense	$34.6	$23.5	$22.9
Related income tax benefit	$10.2	$8.0	$7.7

As of April 30, 2016, total unrecognized share-based compensation cost related to nonvested share-based awards was $54.1. The weighted-average period over which this amount is expected to be recognized is 2.7 years.
Corporate income tax benefits realized upon exercise or vesting of an award in excess of that previously recognized in earnings, referred to as excess tax benefits, are presented in the Statements of Consolidated Cash Flows as a financing activity. Realized excess tax benefits are credited to additional capital in the Consolidated Balance Sheets. Realized shortfall tax benefits, amounts which are less than those previously recognized in earnings, are first offset against the cumulative balance of excess tax benefits, if any, and then charged directly to income tax expense.

Defined Contribution Plans	Defined Contribution Plans: We offer employee savings plans for domestic and Canadian employees. Our contributions under these plans are based on a specified percentage of employee contributions.
Income Taxes
Income Taxes: We account for income taxes using the liability method. Accordingly, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in the applicable tax rate is recognized in income or expense in the period that the change is enacted. A valuation allowance is established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. A tax benefit is recognized when it is more likely than not to be sustained.
We account for the financial statement recognition and measurement criteria of a tax position taken or expected to be taken in a tax return under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 740, Income Taxes. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, and disclosure.
In accordance with the requirements of ASC 740, uncertain tax positions have been classified in the Consolidated Balance Sheets as noncurrent, except to the extent payment is expected within 1 year. We recognize net interest and penalties related to unrecognized tax benefits in income tax expense.

Trade Receivables
Trade Receivables: In the normal course of business, we extend credit to customers. Trade receivables, less allowances, reflects the net realizable value of receivables and approximates fair value. We evaluate our trade receivables and establish an allowance for doubtful accounts based on a combination of factors. When aware that a specific customer has been impacted by circumstances such as bankruptcy filings or deterioration in the customer’s operating results or financial position, potentially making it unable to meet its financial obligations, we record a specific reserve for bad debt to reduce the related receivable to the amount we reasonably believe is collectible. We also record reserves for bad debt for all other customers based on a variety of factors, including the length of time the receivables are past due, historical collection experience, and an evaluation of current and projected economic conditions at the balance sheet date. Trade receivables are charged off against the allowance after we determine that the potential for recovery is remote. A

Inventories
Inventories: Inventories are stated at the lower of cost or market, with market being defined as net realizable value, less costs to sell. Cost for all inventories is determined using the first-in, first-out method applied on a consistent basis.

The cost of finished products and work-in-process inventory includes materials, direct labor, and overhead.

Derivative Financial Instruments
Derivative Financial Instruments: We account for derivative instruments in accordance with FASB ASC 815, Derivatives and Hedging, which requires all derivative instruments to be recognized in the financial statements and measured at fair value, regardless of the purpose or intent for holding them.
We do not qualify commodity derivatives or instruments used to manage foreign currency exchange exposures for hedge accounting treatment and, as a result, the derivative gains and losses are immediately recognized in earnings. Although we do not perform the assessments required to achieve hedge accounting for commodity derivatives or instruments used to manage foreign currency exchange exposures, we believe all of our derivatives are economic hedges of our risk exposure. The exposures hedged have a high inverse correlation to price changes of the derivative instrument; thus, we expect that any gain or loss in the estimated fair value of our derivatives would generally be offset by an increase or decrease in the estimated fair value of the underlying exposures.
We utilize derivative instruments to manage changes in the fair value and cash flows of our debt. Interest rate swaps mitigate the risk associated with the underlying hedged item. At the inception of the contract, the instrument is evaluated and documented for hedge accounting treatment. If the contract is designated as a cash flow hedge, the mark-to-market gains or losses on the swap are deferred and included as a component of accumulated other comprehensive loss to the extent effective, and reclassified to interest expense in the period during which the hedged transaction affects earnings. If the contract is designated as a fair value hedge, the swap is recognized at fair value on the balance sheet, and changes in the fair value are recognized in interest expense. Generally, changes in the fair value of the derivative are equal to changes in the fair value of the underlying debt and have no net impact on earnings.

Property, Plant, and Equipment
Property, Plant, and Equipment: Property, plant, and equipment is recognized at cost and is depreciated on a straight-line basis over the estimated useful life of the asset (3 to 20 years for machinery and equipment, 1 to 7 years for capitalized software costs, and 5 to 40 years for buildings, fixtures, and improvements).
We lease certain land, buildings, and equipment for varying periods of time, with renewal options. Rent expense in 2016, 2015, and 2014 totaled $92.5, $67.1, and $60.6, respectively. As of April 30, 2016, our minimum operating lease obligations were as follows: $39.4 in 2017, $37.4 in 2018, $30.6 in 2019, $24.8 in 2020, and $21.6 in 2021.
In accordance with FASB ASC 360, Property, Plant, and Equipment, long-lived assets, other than goodwill and other indefinite-lived intangible assets, are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to future net undiscounted cash flows we estimate to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is the amount by which the carrying amount of the assets exceeds their estimated fair value. Assets to be disposed of by sale are recognized as held for sale at the lower of carrying value or fair value less costs to sell.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets: Goodwill is the excess of the purchase price paid over the estimated fair value of the net assets of a business acquired. In accordance with FASB ASC 350, Intangibles – Goodwill and Other, goodwill and other indefinite-lived intangible assets are not amortized but are reviewed at least annually for impairment. We conduct our annual test for impairment of goodwill and other indefinite-lived intangible assets as of February 1 of each year. As of the annual impairment test, we had seven reporting units. A discounted cash flow valuation technique was utilized to estimate the fair value of our reporting units and indefinite-lived intangible assets. We also used a market-based approach to estimate the fair value of our reporting units. The discount rates utilized in the cash flow analyses were developed using a weighted-average cost of capital methodology. In addition to the annual test, we test for impairment if events or circumstances occur that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Finite-lived intangible assets are amortized on a straight-line basis over their estimated useful lives, which are evaluated on an annual basis. For additional information, see Note 7: Goodwill and Other Intangible Assets.

Marketable Securities and Other Investments
Marketable Securities and Other Investments: We maintain funds for the payment of benefits associated with nonqualified retirement plans. These funds include investments considered to be available-for-sale marketable securities.

Equity Method Investments
Equity Method Investments: Investments in common stock of entities other than our subsidiaries are accounted for under the equity method in accordance with FASB ASC 323, Investments – Equity Method and Joint Ventures. Under the equity method, the initial investment is recorded at cost and the investment is subsequently adjusted for its proportionate share of earnings or losses, including consideration of basis differences resulting from the difference between the initial carrying amount of the investment and the underlying equity in net assets. The difference between the carrying amount of the investment and the underlying equity in net assets is primarily attributable to goodwill and other intangible assets.

Foreign Currency Translation
Foreign Currency Translation: Assets and liabilities of foreign subsidiaries are translated using the exchange rates in effect at the balance sheet dates, while income and expenses are translated using average rates throughout the periods. Translation adjustments are reported as a component of shareholders’ equity in accumulated other comprehensive loss.

Recently Issued Accounting Standards
Recently Issued Accounting Standards: In March 2016, the FASB issued Accounting Standards Update (“ASU”) 2016-09, Stock Compensation (Topic 718) Improvements to Employee Share-Based Payment Accounting. ASU 2016-09 includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements, including the income tax consequences, classification of awards as either equity or liabilities, and classification on the statement of cash flows.
ASU 2016-09 will be effective for us on May 1, 2017. Certain amendments will require a prospective approach, while others will require a retrospective approach. We are currently evaluating the impact the application of ASU 2016-09 will have on our financial statements and disclosures and will consider early adoption in 2017, as permitted.
In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). ASU 2016-02 will be effective for us on May 1, 2019, and will require a modified retrospective approach for leases existing at, or entered into after, the beginning of the earliest comparative period presented and excludes any leases that expired before the date of initial application. We are currently evaluating the impact the application of ASU 2016-02 will have on our financial statements and disclosures.
In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606). ASU 2014-09 requires either retrospective application to each prior reporting period presented or retrospective application with the cumulative effect of initially applying the standard recognized at the date of adoption. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606) Deferral of the Effective Date, which extends the standard effective date by one year. As a result of this issuance, the standard will be effective for us on May 1, 2018, with the option to early adopt at the original effective date of May 1, 2017. We have performed a preliminary review of the new guidance as compared to our current accounting policies, and a contract review is in process. Based on our findings to date, we do not expect the standard to have a material impact on our results of operations or financial position. In 2017, we plan to finalize our review and determine our date of adoption.

Risks and Uncertainties
Risks and Uncertainties: The raw materials we use are primarily commodities, agricultural-based products, and packaging materials. The principal packaging materials we use are plastic, glass, metal cans, caps, carton board, and corrugate. Green coffee, grains, peanuts, edible oils, sweeteners, fruit, and other ingredients are obtained from various suppliers. The availability, quality, and cost of many of these commodities have fluctuated, and may continue to fluctuate over time. Green coffee is sourced solely from foreign countries and its supply and price are subject to high volatility due to factors such as weather, global supply and demand, pest damage, speculative influences, and political and economic conditions in the source countries. Raw materials are generally available from numerous sources, although we have elected to source certain plastic packaging materials and finished goods, such as our Pup-Peroni® dog snacks, from single sources of supply pursuant to long-term contracts. While availability may vary from year to year, we believe that we will continue to be able to obtain adequate supplies and that alternatives to single-sourced materials are available. We have not historically encountered significant shortages of key raw materials. We consider our relationships with key material suppliers to be in good standing.

We have consolidated our production capacity for certain products, including substantially all of our coffee, Milk-Bone® dog snacks, and fruit spreads, syrups, and toppings production, into single manufacturing sites. Although steps are taken at all of our manufacturing sites to reduce the likelihood of a production disruption, an interruption at a single manufacturing site would result in a reduction or elimination of the availability of some of our products for a period of time.
Of our total employees, 30 percent are covered by union contracts at 11 manufacturing locations. The contracts vary in term, with one contract expiring in 2017, representing 8 percent of our total employees.
We insure our business and assets in each country against insurable risks, to the extent that we deem appropriate, based upon an analysis of the relative risks and costs.